MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

(in thousands of $)	2018	2017
Balance at start of period	19,231	8,428
Shares acquired	—	46,100
Shares disposed of	(16,749)	(26,351)
Unrealized gain (loss) on marketable securities	491	—
Unrealized gain recorded in other comprehensive income	—	1,326
Repurchase of securities pledged to creditors	10,272	—
Marketable securities pledged to creditors	(12,148)	(10,272)
Balance at end of period	1,097	19,231